Subsequent events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent events

30.	Subsequent events

The following non-adjusting events occurred after the reporting period ended 31 December 2025.

Mineral & Element Advisory Agreements

On February 12, 2026, the Company entered into Mineral & Element Advisory Agreements with three advisors for an initial term of twelve months, renewable by mutual written consent. Under these agreements, the advisors will provide strategic, operational and technical advisory services in connection with potential mineral asset transactions and will introduce prospective counterparties. In consideration, the Company agreed to issue compensation shares on the signing of a qualifying definitive mineral asset transaction with an introduced counterparty, together with additional milestone shares upon the achievement of specified share price targets. Where applicable, pre-funded warrants may be issued in lieu of ordinary shares to address beneficial ownership limitations, and the Company will be required to register the resale of any shares or shares issuable under such warrants.

February 2026 Securities Purchase Agreement

On February 14, 2026, the Company entered into a Securities Purchase Agreement with certain investors pursuant to which it agreed to issue and sell an aggregate of 577,124 Class A Ordinary Shares, pre-funded warrants to purchase 129,005 Class A Ordinary Shares, warrants to purchase 706,129 Class A Ordinary Shares at an exercise price of $5.148 per share, and warrants to purchase 706,129 Class A Ordinary Shares at an exercise price of $6.864 per share, for aggregate gross proceeds of $2.6 million. The proceeds are intended for general corporate and working capital purposes. The agreement also includes customary beneficial ownership limitations and registration rights relating to the resale of the issued and issuable securities.

Share Exchange Agreement

On February 18, 2026, the Company entered into a Share Exchange Agreement with certain shareholders of Royal Uranium Inc. Pursuant to the agreement, the Company would acquire up to 100% of the issued and outstanding shares of Royal Uranium in exchange for up to 3,750,025 Class A Ordinary Shares or, to the extent necessary to remain within agreed beneficial ownership thresholds, pre-funded warrants to subscribe for such shares. The agreement implies a valuation of $15.0 million for Royal Uranium. Completion remains subject to customary conditions, including the required level of Royal Uranium shareholder participation, shareholder approval under the Irish Takeover Rules, and the absence of a material adverse effect.